Financial instruments - Payments agreed by contracts, Non-derivative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year | Accounts payable
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	€ 590,493	€ 575,556
Less than 1 year | Accounts payable to related parties
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	147,349	264,069
Less than 1 year | Other current financial liabilities
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,446,458	1,521,104
Less than 1 year | Short-term debt
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	769,279	575,010
Less than 1 year | Long-term debt and capital lease obligations
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	198,585	302,133
Less than 1 year | Bonds
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	946,099	741,243
Less than 1 year | Variable payments outstanding for acquisition
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	15,921	78,717
Less than 1 year | Noncontrolling interests subject to put provisions
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	473,189	527,243
1 to 3 Years | Accounts payable
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	11	101
1 to 3 Years | Long-term debt and capital lease obligations
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,463,857	2,320,334
1 to 3 Years | Bonds
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,613,103	2,206,333
1 to 3 Years | Variable payments outstanding for acquisition
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	87,533	43,659
1 to 3 Years | Noncontrolling interests subject to put provisions
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	200,299	229,508
1 to 3 Years | Letters of Credit
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	59,404	18,212
3 to 5 Years | Long-term debt and capital lease obligations
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,328,177	418,309
3 to 5 Years | Bonds
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,532,235	1,601,433
3 to 5 Years | Variable payments outstanding for acquisition
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	116,776	107,145
3 to 5 Years | Noncontrolling interests subject to put provisions
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	81,424	173,819
3 to 5 Years | Letters of Credit
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	1,409
Over 5 Years | Long-term debt and capital lease obligations
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	66,063	19,865
Over 5 Years | Bonds
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	365,213	1,117,126
Over 5 Years | Variable payments outstanding for acquisition
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	16,918	23,042
Over 5 Years | Noncontrolling interests subject to put provisions
Payments Agreed by Contracts
Non-discounted payments, non-derivative financial instruments	€ 115,960	€ 136,443